September 14, 2022

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

Class A	Class C	Class F	Institutional Class
SFHAX	SFHCX	SFHFX	SFHIX

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

Class A	Class C	Class F	Institutional Class
SCFAX	SCFCX	SCFFX	SCFIX

Supplement to the Prospectus and
Statement of Additional Information (“SAI”) each dated January 28, 2022

Effective August 15, 2022, the Advisor’s office location has moved from 461 Fifth Avenue, New York, NY 10017 to the following address:

151 West 42nd Street, 29th Floor
New York, NY 10036

* * * * * *

Please retain this Supplement with the Prospectus and SAI.